Short-Term Investments - Summary Of Short-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Investments [Abstract]
Time deposits	¥ 8,424,642		¥ 13,277,852
Wealth management products	2,623,667		1,725,051
Total Short-term investments	¥ 11,048,309	$ 1,579,887	¥ 15,002,903